Write downs and other provisions - Additional Information (Detail) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Details Of Write Downs And Other Provisions [Line Items]
Provisions		€ 7,526
Lease Agreement, United States
Details Of Write Downs And Other Provisions [Line Items]
Payment related to legal agreement	€ 25,698
Provision for the legal claim | $				$ 28,254
Write downs and disposal | Agnona
Details Of Write Downs And Other Provisions [Line Items]
Loss incurred before sale of business			€ 6,006
Write down of stake			€ 144
Percentage of stake in Agnona		30.00%		30.00%